Interest-bearing Loans and Borrowings - Summary of Loans and Borrowings Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2003
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	$ 120	$ 5,746
Bank loans	541	523
Bonds	11,554	9,557	$ 300
Other		1
Interest-bearing loans and borrowings	$ 12,215	$ 15,827